Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age analysis of past due loans
30-59 Days Past Due	$ 6,935	$ 19,717
60-89 Days Past Due	4,834	7,284
Greater Than 90 Days	98,435	133,245
Total Past Due	110,204	160,246
Current	1,322,071	1,344,487
Total Loans	1,432,275	1,504,733
Recorded Investment > 90 Days and Accruing	1,024	84
Commercial and Industrial [Member]
Age analysis of past due loans
30-59 Days Past Due	402	1,715
60-89 Days Past Due	141	2,179
Greater Than 90 Days	23,436	17,097
Total Past Due	23,979	20,991
Current	243,101	235,067
Total Loans	267,080	256,058
Recorded Investment > 90 Days and Accruing	1,024	0
Installment [Member]
Age analysis of past due loans
30-59 Days Past Due	3	78
60-89 Days Past Due	11	56
Greater Than 90 Days	255	292
Total Past Due	269	426
Current	56,033	26,099
Total Loans	56,302	26,525
Recorded Investment > 90 Days and Accruing		84
Deferred loan fees and related costs [Member]
Age analysis of past due loans
30-59 Days Past Due		0
60-89 Days Past Due		0
Greater Than 90 Days		0
Total Past Due		0
Current	(131)	157
Total Loans	(131)	157
Recorded Investment > 90 Days and Accruing		0
1-4 family residential construction [Member] | Construction [Member]
Age analysis of past due loans
30-59 Days Past Due		594
60-89 Days Past Due		0
Greater Than 90 Days	2,328	4,415
Total Past Due	2,328	5,009
Current	15,181	18,522
Total Loans	17,509	23,531
Recorded Investment > 90 Days and Accruing		0
Commercial construction [Member] | Construction [Member]
Age analysis of past due loans
30-59 Days Past Due	973	2,490
60-89 Days Past Due	780	2,069
Greater Than 90 Days	26,177	54,593
Total Past Due	27,930	59,152
Current	160,952	202,301
Total Loans	188,882	261,453
Recorded Investment > 90 Days and Accruing		0
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	1,882	1,145
60-89 Days Past Due	87	861
Greater Than 90 Days	19,920	23,250
Total Past Due	21,889	25,256
Current	269,863	280,745
Total Loans	291,752	306,001
Recorded Investment > 90 Days and Accruing		0
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	50	3,647
60-89 Days Past Due		193
Greater Than 90 Days	5,112	9,076
Total Past Due	5,162	12,916
Current	233,128	203,135
Total Loans	238,290	216,051
Recorded Investment > 90 Days and Accruing		0
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	3,098	8,979
60-89 Days Past Due	3,394	1,698
Greater Than 90 Days	15,918	18,185
Total Past Due	22,410	28,862
Current	202,641	222,148
Total Loans	225,051	251,010
Recorded Investment > 90 Days and Accruing		0
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	527	1,069
60-89 Days Past Due	421	228
Greater Than 90 Days	5,289	6,337
Total Past Due	6,237	7,634
Current	141,303	156,313
Total Loans	147,540	163,947
Recorded Investment > 90 Days and Accruing		$ 0